Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (Joseph Harvey)	Summary Compensation Table Total for PEO (Robert Steers)	Compensation Actually Paid to PEO (Joseph Harvey)(5)	Compensation Actually Paid to PEO (Robert Steers)(5)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers(5)	Total Share- holder Return(6)	Peer Group* Total Share- holder Return(6)	Net Income	Operating Income, as adjusted(1)
2023(2)	6,537,038	—	8,186,778	—	3,573,600	3,715,225	139.71	186.46	129,048,342	177,070,513
2022(3)	6,792,751	6,098,150	2,798,008	2,020,777	3,631,524	2,324,583	114.67	141.87	171,041,026	243,840,255
2021(3)	5,349,135	12,375,738	7,903,908	8,005,775	3,500,790	4,368,211	159.26	189.36	211,397,338	268,800,194
2020(4)	—	5,110,979	—	7,239,932	3,390,535	4,363,280	123.45	128.28	76,584,266	169,454,823

Company Selected Measure Name	operating income, as adjusted
Named Executive Officers, Footnote	In fiscal 2023, (i) our principal executive officer (“PEO”) was Mr. Harvey and (ii) our non-PEO named executive officers were Messrs. Stadler, Cheigh, Charles and Derechin.
(3)In fiscal 2022 and fiscal 2021, (i) each of Messrs. Harvey and Steers served as PEO for a portion of the fiscal year and (ii) our non-PEO named executive officers were Messrs. Stadler, Cheigh, Charles and Derechin.
(4)In fiscal 2020, (i) our PEO was Mr. Steers and (ii) our non-PEO named executive officers were Messrs. Harvey, Stadler, Cheigh and Charles.

Peer Group Issuers, Footnote	The peer group used in the relevant year corresponds with the peer group used by the company in that year for purposes of the disclosure required pursuant to Item 201(e) of Regulation S-K. The peer group used for 2023, 2022 and 2021 is the S&P U.S. BMI Asset Management & Custody Banks Index, and for 2020 is the SNL Asset Manager Index. The SNL Asset Manager Index was replaced by the S&P U.S. BMI Asset Management & Custody Banks Index effective August 2021.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid was calculated beginning with each individual’s total compensation reported in the Summary Compensation Table, and the following amounts were deducted from and added to such amounts:

	PEO (Joseph Harvey)				PEO (Robert Steers)				Non-PEO Named Executive Officer Average
	2023	2022	2021	2020	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table	6,537,038	6,792,751	5,349,135	—	—	6,098,150	12,375,738	5,110,979	3,573,600	3,631,524	3,500,790	3,390,535
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable fiscal year	(4,719,944)	(4,719,956)	(3,187,480)	—	—	(4,879,958)	(10,116,046)	(2,913,675)	(1,751,908)	(1,470,535)	(1,161,129)	(1,411,665)
Add/deduct based on ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end, determined as of applicable fiscal year end	5,014,448	3,651,918	4,467,119	—	—	3,787,210	4,416,066	2,724,699	1,451,115	1,139,020	1,628,122	1,336,427
Add/deduct awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to applicable fiscal year end	941,553	(2,262,077)	1,637,370	—	—	(2,286,981)	1,717,476	1,387,397	307,418	(762,427)	510,528	618,824
Add/deduct awards granted during the prior fiscal year that vested during applicable fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	413,683	(664,628)	(362,236)	—	—	(697,644)	(387,459)	930,532	135,000	(212,999)	(109,830)	429,159
Compensation Actually Paid	8,186,778	2,798,008	7,903,908	—	—	2,020,777	8,005,775	7,239,932	3,715,225	2,324,583	4,368,211	4,363,280

Non-PEO NEO Average Total Compensation Amount	$ 3,573,600	$ 3,631,524	$ 3,500,790	$ 3,390,535
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,715,225	2,324,583	4,368,211	4,363,280
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid was calculated beginning with each individual’s total compensation reported in the Summary Compensation Table, and the following amounts were deducted from and added to such amounts:

	PEO (Joseph Harvey)				PEO (Robert Steers)				Non-PEO Named Executive Officer Average
	2023	2022	2021	2020	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table	6,537,038	6,792,751	5,349,135	—	—	6,098,150	12,375,738	5,110,979	3,573,600	3,631,524	3,500,790	3,390,535
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable fiscal year	(4,719,944)	(4,719,956)	(3,187,480)	—	—	(4,879,958)	(10,116,046)	(2,913,675)	(1,751,908)	(1,470,535)	(1,161,129)	(1,411,665)
Add/deduct based on ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end, determined as of applicable fiscal year end	5,014,448	3,651,918	4,467,119	—	—	3,787,210	4,416,066	2,724,699	1,451,115	1,139,020	1,628,122	1,336,427
Add/deduct awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to applicable fiscal year end	941,553	(2,262,077)	1,637,370	—	—	(2,286,981)	1,717,476	1,387,397	307,418	(762,427)	510,528	618,824
Add/deduct awards granted during the prior fiscal year that vested during applicable fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	413,683	(664,628)	(362,236)	—	—	(697,644)	(387,459)	930,532	135,000	(212,999)	(109,830)	429,159
Compensation Actually Paid	8,186,778	2,798,008	7,903,908	—	—	2,020,777	8,005,775	7,239,932	3,715,225	2,324,583	4,368,211	4,363,280

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Company Selected Measure (Operating Income, as adjusted)
Tabular List, Table	Operating income, as adjusted •Revenue, as adjusted •Organic growth (annual net flows compared with beginning assets under management) •Investment performance
Total Shareholder Return Amount	$ 139.71	114.67	159.26	123.45
Peer Group Total Shareholder Return Amount	186.46	141.87	189.36	128.28
Net Income (Loss)	$ 129,048,342	171,041,026	211,397,338	76,584,266
Additional 402(v) Disclosure	Source: S&P Global Market Intelligence 2024. Calculated based on a fixed investment of $100 as of the beginning of the first year reported through the end of the applicable fiscal year.
Operating Income (Loss), Adjusted	$ 177,070,513	243,840,255	268,800,194	169,454,823
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	We have identified operating income, as adjusted, as our Company Selected Measure. Operating income, as adjusted, is calculated as set forth on Appendix B.
Joseph Harvey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,537,038	6,792,751	5,349,135	0
PEO Actually Paid Compensation Amount	8,186,778	2,798,008	7,903,908	0
Robert Steers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	6,098,150	12,375,738	5,110,979
PEO Actually Paid Compensation Amount	$ 0	2,020,777	8,005,775	7,239,932
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Operating income, as adjusted
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Revenue, as adjusted
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Organic growth (annual net flows compared with beginning assets under management)
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	Investment performance
PEO | Joseph Harvey [Member] | Stock Awards And Option Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,719,944	(4,719,956)	(3,187,480)	0
PEO | Joseph Harvey [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,014,448	3,651,918	4,467,119	0
PEO | Joseph Harvey [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	941,553	(2,262,077)	1,637,370	0
PEO | Joseph Harvey [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	413,683	(664,628)	(362,236)	0
PEO | Robert Steers [Member] | Stock Awards And Option Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,879,958)	(10,116,046)	(2,913,675)
PEO | Robert Steers [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,787,210	4,416,066	2,724,699
PEO | Robert Steers [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,286,981)	1,717,476	1,387,397
PEO | Robert Steers [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(697,644)	(387,459)	930,532
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Operating income, as adjusted
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Revenue, as adjusted
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Organic growth (annual net flows compared with beginning assets under management)
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Investment performance
Non-PEO NEO | Stock Awards And Option Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,751,908	(1,470,535)	(1,161,129)	(1,411,665)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,451,115	1,139,020	1,628,122	1,336,427
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	307,418	(762,427)	510,528	618,824
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 135,000	$ (212,999)	$ (109,830)	$ 429,159